ACCRUED EXPENSES AND OTHER LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Employees and payroll accruals	$ 17,676	$ 13,414
Accrued expenses	10,508	7,855
Advances from customers	2,690	959
Taxes payable	6,013	6,291
Warranty provision	1,400	1,305
Derivatives	329	3,791
Sales return provision	2,315	567
Operating lease liability short-term	22,772	18,854
Contingent consideration liability and other	831	2,534
Accrued expenses and other liabilities	$ 64,534	$ 55,570